UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       December 31, 2000

Check here if Amendment |_|; Amendment Number:

This Amendment (Check only one.):  |_| is a restatement.
                                   |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Bessemer Securities LLC

Address:   630 Fifth Avenue    New York, New York     10111

Form 13F File Number:   28-7250

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             John G. MacDonald

Title:            Senior Vice President

Phone:            212-708-9230

Signature, Place, and Date of Signing:

/s/ John G. MacDonald           New York, NY         5th day of February, 2001
--------------------------
[Signature]                     [City, State]            [Date]

Report Type (Check only one.):



|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                          2

Form 13F Information Table Entry Total:                     2

Form 13F Information Table Value Total:                    $9,468
                                                           --------
                                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.          Form 13F File Number              Name

1            28-0356                           Bessemer Securities Corporation
2            28-7206                           Bessemer Ventures, Inc.




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
                                                                       FORM 13F


                                                          BESSEMER SECURITIES LLC (28-7250)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   Item 8
                                                                                                           Voting Authority (Shares)

                                                  Column 4:     Column 5:      Column 6:       Column 7
Column 1:             Column 2:     Column 3:     Fair         Amount and      Investment      Other
Name of Issuer        Title of     CUSIP Number   Market         type of       Discretion      Managers
                        Class                       Value        Security
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                           Sole    Shared      None
------------------------------------------------------------------------------------------------------------------------------------
Powertel Inc.            COM        45844L108       9,468       152,870 SH      DEFINED           2                         152,870




Additional Securities over which Bessemer Securities Corporation (28-356) exercises investment discretion are reported by Bessemer Trust Company, N.A. (28-563).